Share-Based Compensation - Summary of Share-Based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	¥ 16,066	¥ 27,894
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	7,639	12,778
Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	¥ 8,427	¥ 15,116